Tax - Summary of Tax on (Loss)/Profit (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax [line items]
Total income tax charge for the year	$ 164	$ 96	$ (20)
Before exceptional items [member] | United States [member]
Income tax [line items]
Total income tax charge for the year	$ 151	$ 115	$ 41